INVENTORIES	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2018	2017

Raw materials	$27,921	$27,856
Work-in-progress	1,041	4,680
Finished goods	129,530	100,404

	$158,492	$132,940